Supplemental information on oil and gas producing activities (Details Textual) - COP ($) $ in Millions		1 Months Ended		12 Months Ended
	Dec. 11, 2017	Dec. 12, 2017	Dec. 10, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exploration For And Evaluation Of Mineral Resources [Line Items]
Natural and Environmental Properties, Including Asset Retirement Obligations				$ 598,125	$ 766,909	$ 580,575
Accretion expense related to the asset retirement obligations				380,810	305,653	206,570
Depreciation, depletion and amortization related to asset retirement obligations				$ 179,601	$ 188,370	$ 294,849
Percentage of crude oil and gas production based on value				20.10%	17.70%	17.90%
Percentage of crude oil and gas production based on volume				48.40%	46.10%	37.40%
K2 oil field [Member] | MCX Exploration USA LLC [Member]
Exploration For And Evaluation Of Mineral Resources [Line Items]
Percentage of interest in product acquired	11.60%
Proportion of ownership interest in associate		20.80%	9.20%